REGIONS FUNDS

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7010

                                January 31, 2001

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: REGIONS FUNDS (Trust)
         1933 Act File No. 33-44737
         1940 ACT FILE NO. 811-6511

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive form of prospectus and statement of additional information dated January 31, 2001, that would have been filed under Rule 497(c), do not differ from the form of prospectus and statement of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed 485(b) as Post-effective amendment No. 21 on January 30, 2001.

     If you have any questions regarding this  certification,  please call me at
(412) 288-6812.

                                          Very truly yours,



                                          /s/ Gail C. Jones
                                          Gail C. Jones
                                          Assistant Secretary